Asset Acquisitions Real Estate Disposition (Details) $ in Millions				12 Months Ended
	Aug. 02, 2016 USD ($)	May 23, 2013 USD ($)	Mar. 04, 2013 USD ($)	Dec. 31, 2013 USD ($)	May 21, 2013 a
Borgata Development [Member] [Member]
Disposition of Echelon [Abstract]
Sale of Dania Jai-Alai, price	$ 900.0
Proceeds from Divestiture of Businesses	$ 589.0
Dania Jai-Alai
Disposition of Echelon [Abstract]
Sale of Dania Jai-Alai, price		$ 65.5
Discontinued Operation, Intercompany Amounts with Discontinued Operation before Disposal Transaction, Revenue				$ 5.0
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal				$ 2.0
Proceeds from Divestiture of Businesses		58.5
Area of land sold | a					47
Disposition of Dania Jai Alai [Abstract]
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax		$ 18.9
Echelon Development [Member]
Disposition of Echelon [Abstract]
Sale of Dania Jai-Alai, price			$ 350.0
Proceeds from Divestiture of Businesses			$ 157.0
Area of land sold | a					87